Cash, Restricted Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Performance Bonds | Restricted Cash
Cash and Cash Equivalents [Line Items]
Escrow Deposit	$ 518	$ 507